Fees Summary	Dec. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 70,430,650
Previously Paid Amount	0.00
Total Fee Amount	9,726.47
Total Offset Amount	0.00
Net Fee	9,726.47
Narrative - Max Aggregate Offering Price	$ 70,430,650
Final Prospectus	true